LAW DEPARTMENT

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1300 SOUTH CLINTON STREET

FORT WAYNE, INDIANA 46802

MARY JO ARDINGTON

ASSOCIATE GENERAL COUNSEL

Phone: 260-455-3917

MaryJo. Ardington@LFG.com

VIA EDGAR

April 18, 2017

Securities and Exchange Commission

100 F Street NE

Washington, D.C.  20549

Re:	Post-Effective Amendment No. 56 to the Registration Statement on Form N-4 for Lincoln National Variable Annuity Account H of The Lincoln National Life Insurance Company (File No. 333-35784)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln National Variable Annuity Account H (the “Account”), we are transmitting for filing under Rule 485(b) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 56 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 459 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485. As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments on the Amendment, please contact me at the number listed above.

Sincerely,

Mary Jo Ardington